Financial Instruments Owned And Financial Instruments Sold, But Not Yet Purchased (Components Of Trading Securities Owned And Trading Securities Sold, But Not Yet Purchased) (Details) - USD ($)
$ in Thousands
	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments owned, at fair value	$ 925,045	$ 749,443
U S Government Corporations And Agencies Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments owned, at fair value	89,833	116,949
Corporate Fixed Income Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments owned, at fair value	299,946	203,910
Corporate Equity Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments owned, at fair value	32,044	31,642
State and Municipal Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments owned, at fair value	159,095	112,983
U.S. Government Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments owned, at fair value	9,951	45,167
Mortgage Backed Securities [Member] | Agency Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments owned, at fair value	305,774	205,473
Mortgage Backed Securities [Member] | Non-Agency [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments owned, at fair value	28,402	33,319
Securities Sold, But Not yet Purchased [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments owned, at fair value	699,032	521,744
Securities Sold, But Not yet Purchased [Member] | U S Government Corporations And Agencies Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading securities owned	20,549
Securities Sold, But Not yet Purchased [Member] | Corporate Fixed Income Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Fixed income securities	202,968	255,700
Securities Sold, But Not yet Purchased [Member] | Corporate Equity Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Equity securities	18,395	29,184
Securities Sold, But Not yet Purchased [Member] | State and Municipal Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
State and municipal securities	31
Securities Sold, But Not yet Purchased [Member] | U.S. Government Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading securities owned	362,536	186,030
Securities Sold, But Not yet Purchased [Member] | Mortgage Backed Securities [Member] | Agency Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading securities owned	94,552	50,830
Securities Sold, But Not yet Purchased [Member] | Mortgage Backed Securities [Member] | Non-Agency [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading securities owned	1
Securities Owned
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments owned, at fair value	925,045	749,443
Securities Owned | U S Government Corporations And Agencies Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading securities owned	89,833	116,949
Securities Owned | Corporate Fixed Income Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Fixed income securities	299,946	203,910
Securities Owned | Corporate Equity Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Equity securities	32,044	31,642
Securities Owned | State and Municipal Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
State and municipal securities	159,095	112,983
Securities Owned | U.S. Government Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading securities owned	9,951	45,167
Securities Owned | Mortgage Backed Securities [Member] | Agency Securities [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading securities owned	305,774	205,473
Securities Owned | Mortgage Backed Securities [Member] | Non-Agency [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading securities owned	$ 28,402	$ 33,319